Consolidated Statements of Changes in Members’ Equity - USD ($)	Class A Common Stock Rice Acquisition Corp.	Class A Common Stock Aria Energy LLC	Class B Common Stock Rice Acquisition Corp.		Class B Common Stock Aria Energy LLC	Class C Common Stock Aria Energy LLC	Additional Paid-In Capital Rice Acquisition Corp.	Accumulated Deficit Rice Acquisition Corp.	Accumulated Deficit Aria Energy LLC	Accumulated Deficit	Non-controlling Interest in Subsidiary Rice Acquisition Corp.	Non-controlling Interest in Subsidiary Aria Energy LLC	Non-controlling Interest in Subsidiary	Accumulated other comprehensive (loss) income Aria Energy LLC	Total controlling Interest Aria Energy LLC	Total controlling Interest	Members' Equity	Rice Acquisition Corp.	Aria Energy LLC	Total
Balance at Dec. 31, 2017		$ 330,939,000			$ 21,220,000	$ 1,000			$ (137,167,000)			$ (233,000)		$ (880,000)	$ 214,113,000				$ 213,880,000
Net income (loss)									(24,758,000)	(120,002)		67,000			(24,758,000)				(24,691,000)	(120,002)
Contributions																	120,002			120,002
Other comprehensive income (loss)														299,000	299,000				299,000
Distributions		(21,331,000)			(1,277,000)							(83,000)			(22,608,000)				(22,691,000)
Balance at Dec. 31, 2018		309,608,000			19,943,000	1,000			(161,925,000)	(120,002)		(249,000)		(581,000)	167,046,000		120,002		166,797,000
Net income (loss)									(27,031,000)	(1,563,330)		84,000			(27,031,000)	(1,563,330)			(26,947,000)	(1,563,330)
Contributions																2,350,000	2,350,000			2,350,000
Other comprehensive income (loss)														(723,000)	(723,000)				(723,000)
Distributions		(10,281,000)			(616,000)							(101,000)			(10,897,000)				(10,998,000)
Balance at Dec. 31, 2019		299,327,000			19,327,000	1,000			(188,956,000)	(1,683,332)		(266,000)		(1,304,000)	128,395,000	786,670	2,470,002		128,129,000	786,670
Net income (loss)									(6,641,000)	(1,345,084)		38,000	128,286		(6,641,000)	(1,345,084)			(6,603,000)	(1,216,798)
Common stock													480,392							480,392
Contributions																15,750,000	15,750,000			15,750,000
Other comprehensive income (loss)														(22,000)	(22,000)				(22,000)
Distributions												(50,000)							(50,000)
Balance at Jun. 30, 2020		299,327,000			19,327,000	1,000			(195,597,000)	(3,028,416)		(278,000)	608,678	(1,326,000)	121,732,000	15,191,586	18,220,002		121,454,000	15,800,264
Balance at Dec. 31, 2019		299,327,000			19,327,000	1,000			(188,956,000)	(1,683,332)		(266,000)		(1,304,000)	128,395,000	786,670	2,470,002		128,129,000	786,670
Net income (loss)									(30,001,000)	(2,472,572)		78,000	236,172		(30,001,000)	(2,472,572)			(29,923,000)	(2,236,400)
Common stock													480,392							480,392
Contributions																32,459,999	32,459,999			32,459,999
Other comprehensive income (loss)														(45,000)	(45,000)				(45,000)
Distributions												(101,000)							(101,000)
Balance at Dec. 31, 2020	$ 538	299,327,000	$ 593		19,327,000	1,000	$ 27,492,099	$ (21,629,069)	(218,957,000)	(4,155,904)	$ (864,160)	(289,000)	716,564	(1,349,000)	98,349,000	30,774,097	34,930,001	$ 5,000,001	98,060,000	31,490,661
Balance (in Shares) at Dec. 31, 2020	5,375,738		5,931,350	[1]
Balance at Aug. 31, 2020
Balance (in Shares) at Aug. 31, 2020				[1]
Issuance of Class A and Class B common stock to Sponsor			$ 618				24,382											25,000
Issuance of Class A and Class B common stock to Sponsor (in Shares)	2,500		6,181,350	[1]
Issuance of Units in subsidiary to Sponsor											1,000							1,000
Sale of Class A shares in initial public offering, gross	$ 2,373						222,812,627											222,815,000
Sale of Class A shares in initial public offering, gross (in Shares)	23,725,000			[1]
Offering costs							(11,829,150)											(11,829,150)
Change in common stock subject to possible redemption	$ (1,835)						(183,515,785)											(183,517,620)
Change in common stock subject to possible redemption (in Shares)	(18,351,762)			[1]
Forfeited Shares			$ (25)				25
Forfeited Shares (in Shares)			(250,000)	[1]
Net income (loss)								(21,629,069)			(865,160)							(22,494,229)
Balance at Dec. 31, 2020	$ 538	299,327,000	$ 593		19,327,000	1,000	27,492,099	(21,629,069)	(218,957,000)	(4,155,904)	(864,160)	(289,000)	716,564	(1,349,000)	98,349,000	30,774,097	34,930,001	5,000,001	98,060,000	31,490,661
Balance (in Shares) at Dec. 31, 2020	5,375,738		5,931,350	[1]
Change in common stock subject to possible redemption	$ (88)						(8,772,002)											(8,772,090)
Change in common stock subject to possible redemption (in Shares)	(877,200)
Net income (loss)								8,434,707			337,387							8,772,094
Balance at Mar. 31, 2021	$ 450		$ 593				18,720,097	(13,194,362)			(526,773)							5,000,005
Balance (in Shares) at Mar. 31, 2021	4,498,538		5,931,350
Balance at Dec. 31, 2020	$ 538	299,327,000	$ 593		19,327,000	1,000	27,492,099	(21,629,069)	(218,957,000)	(4,155,904)	(864,160)	(289,000)	716,564	(1,349,000)	98,349,000	30,774,097	34,930,001	5,000,001	98,060,000	31,490,661
Balance (in Shares) at Dec. 31, 2020	5,375,738		5,931,350	[1]
Net income (loss)									84,760,000	(10,175,499)		289,000	(253,996)		84,760,000	(10,175,499)			85,049,000	(10,429,495)
Share-based awards																178,979	178,979			178,979
Contributions																69,999	69,999			69,999
Other comprehensive income (loss)														194,000	194,000				194,000
Distributions
Balance at Jun. 30, 2021	$ 1,594	299,327,000	$ 593		19,327,000	1,000	133,067,223	(123,144,622)	(134,197,000)	(14,331,403)	(4,924,783)		462,568	(1,155,000)	183,303,000	20,847,576	35,178,979	5,000,005	183,303,000	21,310,144
Balance (in Shares) at Jun. 30, 2021	15,933,356		5,931,350
Balance at Mar. 31, 2021	$ 450		$ 593				18,720,097	(13,194,362)			(526,773)							5,000,005
Balance (in Shares) at Mar. 31, 2021	4,498,538		5,931,350
Change in common stock subject to possible redemption	$ 1,144						114,347,126											114,348,270
Change in common stock subject to possible redemption (in Shares)	11,434,818
Net income (loss)								(109,950,260)			(4,398,010)							(114,348,270)
Balance at Jun. 30, 2021	$ 1,594	$ 299,327,000	$ 593		$ 19,327,000	$ 1,000	$ 133,067,223	$ (123,144,622)	$ (134,197,000)	$ (14,331,403)	$ (4,924,783)		$ 462,568	$ (1,155,000)	$ 183,303,000	$ 20,847,576	$ 35,178,979	$ 5,000,005	$ 183,303,000	$ 21,310,144
Balance (in Shares) at Jun. 30, 2021	15,933,356		5,931,350

[1]	In October 2020, the Company effected a dividend of Class B common stock, resulting in an aggregate of 6,181,350 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the dividend (see Note 5).